Note H - Goodwill and Other Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets	$ 869,000	$ 955,000	$ 421,000
Amortization	1,200,000
Customer Relationships [Member]
Finite-lived Intangible Assets Acquired	3,100,000
Technology And Drawings [Member]
Finite-lived Intangible Assets Acquired	1,200,000
Trade Names And Trade Marks [Member]
Finite-lived Intangible Assets Acquired	612,000
Goodwill [Member]
Finite-lived Intangible Assets Acquired	$ 2,800,000